Expense Example	May 15, 2026 USD ($)
2x Sui ETF | 2x Sui ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 190
Expense Example, with Redemption, 3 Years	587
2x Avalanche ETF | 2x Avalanche ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	190
Expense Example, with Redemption, 3 Years	$ 587